Warrants (Details) - Warrant [Member]		12 Months Ended
	Dec. 09, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares
Class of Warrant or Right [Line Items]
Share price | (per share)	$ 10.47	$ 1.25	¥ 8.71
Risk-free interest rate	3.80%	4.00%
Volatility	5.70%	5.70%
Exercise price | (per share)	$ 11.50	$ 11.50	¥ 80.09
Warrant life	4 years 11 months 19 days	4 years 11 months 1 day	4 years 11 months 1 day